Property, plant and equipment - Summary of Depreciation expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	€ (3,129)	€ (2,574)	€ (2,102)
Research and development expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	(2,039)	(1,684)	(1,502)
General and administrative expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	€ (1,090)	€ (890)	€ (600)